Available-for-sale Financial Assets	12 Months Ended
Dec. 31, 2017
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Available-for-sale Financial Assets
17	AVAILABLE-FOR-SALE FINANCIAL ASSETS

	December 31, 2017	December 31, 2016
	RMB	RMB
Available-for-sale financial assets	2,251	2,348
Less: Impairment losses	(334)	(337)

	1,917	2,011

Available-for-sale financial assets comprise principally unlisted equity securities and bonds.

In 2017, available-for-sale financial assets of RMB 12 (2016: RMB 176, 2015: RMB 381) were disposed of, resulting in the realization of a gain of RMB 11 (2016: a gain of RMB 184, 2015: a gain of RMB 177).